INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSES

The components of income tax expenses were as follows for the fiscal years ended September 30, 2024, 2023, and 2022 (in thousands):

For the Fiscal Years Ended September 30,
	2024	2023	2022
Current	¥-	¥-	¥-
Deferred	-	-	-
Total	¥-	¥-	¥-

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES AT STATUTORY RATE

A reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate in Japan for the fiscal years ended September 30, 2024, 2023, and 2022 was as follows:

	For the Fiscal Years Ended September 30,
	2024	2023	2022
Statutory tax rate	34.59%	30.62%	33.58%
Permanent differences	10.47%	2.91%	(12.98)%
Change in tax rate	14.50%	(4.94)%	-
Valuation allowance	(57.56)%	(28.59)%	(20.60)%
Other	(2.00)%	-	-
Effective tax rate	0%	0%	0%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The primary components of deferred tax assets and liabilities were as follows as of September 30, 2024 and 2023 (in thousands):

	As of September 30,
	2024	2023
Deferred tax assets:
Inventories	¥53	¥104
Net operating loss	814,105	535,241
Sales-type leases	-	1,193
Operating lease liabilities	3,782	-
Other	2,653	140
Total deferred tax assets	820,593	536,678
Less: valuation allowance	(812,922)	(536,672)
Deferred tax assets, net of valuation allowance	7,671	6

Deferred tax liabilities:
Operating lease right-of-use assets	(4,056)	-

Other	(3,615)	(6)
Total deferred tax liabilities	(7,671)	(6)
Net deferred tax asset	¥-	¥-